Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of inventories [Line Items]
Inventories	¥ 128,539	¥ 181,921
Write down in inventories	(8,337)	(1,461)	¥ (4,307)
Cost [member]
Disclosure of inventories [Line Items]
Crude oil and other raw materials	35,855	56,166
Work in progress	12,387	15,159
Finished goods	80,739	112,003
Spare parts and consumables	75	88
Inventories	129,056	183,416
Write down in inventories	¥ (517)	¥ (1,495)